Schedule of deferred income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Income taxes paid (refund) [abstract]
Origination and reversal of temporary differences	$ (12,988)	$ (6,780)
Difference between statutory tax rate and deferred tax rate	152	(7)
Change in temporary difference for which no deferred tax assets are recorded	6,996	6,787
Deferred income tax recovery	$ (3,840)	$ 0